Accounts receivable, net	12 Months Ended
Dec. 31, 2018
Accounts receivable, net
Accounts receivable, net

5. Accounts receivable, net

Components of accounts receivable are as follows:

	As of December 31,
	2017	2018
	RMB	RMB
Other trade receivables (Note a)	4,611,930	5,302,391
Delivery service providers (Note b)	298,124	458,488
Others	18,364	31,396
Subtotal	4,928,418	5,792,275
Less: allowance for doubtful accounts	(124,891)	(117,544)
Total	4,803,527	5,674,731

Note:

(a)   The Group provides consumer financing to certain customers as part of the Group’s Internet financing business. As of December 31, 2017 and 2018, RMB 1.0 billion and RMB1.2 billion receivables from customer financing were collateralized for the issuance of asset-backed debts, respectively. Details of the securitization debt are set out in Note 18.

(b)   For certain sales transactions, third party delivery service providers will collect payments from the Group’s customers upon delivery of goods, and remit such payments back to the Group on a periodic basis.

The movement of allowance for doubtful debts during the years are as follows:

	Year ended December 31,
	2016	2017	2018
	RMB	RMB	RMB
Allowance for doubtful accounts:
Balance at beginning of the year	—	(46,209)	(124,891)
Provision for allowance during the year	(53,316)	(111,183)	(166,396)
Write-offs during the year	7,107	32,501	173,743
Balance at end of the year	(46,209)	(124,891)	(117,544)